Stockholders' deficit, Incentive Award Plan (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 19, 2019	May 06, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 20, 2019	Nov. 11, 2019
Stock Options [Abstract]
Shares granted (in shares)			2,503,371
Shares granted, exercise price (in dollars per share)			$ 1.83
Accelerated vesting expense		$ 2,200
Shares acquired (in shares)			5,250,000
Shares acquired, exercise price (in dollars per share)			$ 1.82
Option outstanding (in shares)			7,791,833	38,462
Shares vested (in shares)			2,716,791	38,462
Stock Options [Member]
Stock Options [Abstract]
Shares granted (in shares)				38,462
Shares granted, exercise price (in dollars per share)				$ 6.76
Accelerated vesting expense				$ 100
2019 Incentive Award Plan [Member]
Stock Options [Abstract]
Authorized issuance shares of common stock (in shares)			6,000,000
Percent of common stock outstanding			10.00%
Option outstanding (in shares)			7,753,371	164,356
2019 Incentive Award Plan [Member] | Stock Options [Member]
Stock Options [Abstract]
Shares granted (in shares)		2,503,371
Option outstanding (in shares)				164,356
Shares vested (in shares)			912,917
2019 Incentive Award Plan [Member] | Stock Options [Member] | Management [Member]
Stock Options [Abstract]
Shares acquired (in shares)		5,250,000
Shares acquired, exercise price (in dollars per share)		$ 5.00
Award monthly vesting percentage		4.167%
Amended and Restated Incentive Award Plan 2019 [Member]
Stock Options [Abstract]
Number of awards available for issuance (in shares)					9,000,000	6,000,000
Exercise price of options, lower (in dollars per share)	$ 1.82
Increase in fair value of vested options	$ 600
Increase in fair value of unvested options	$ 800